Other Non-current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Non-current Liabilities

	December 31, 2021	December 31, 2020
Cash-settled equity awards (Note 14(b) and (c))	$2,524	$—
Value added tax and other taxes payable	861	1,299
Income taxes payable	2,935	169
Provision for legal and tax matters	2,331	2,480
Other liabilities	2,542	1,666
	$11,193	$5,614